ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation, revision of estimate			$ 68,159	$ (7,934)
Asset retirement obligation, liabilities incurred				66,354
Asset retirement obligation liabilities settled loss				66,067
Reclamation deposits	75,000		75,000	145,000
Reclamation deposit redemption		$ 70,000	$ 70,000